COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on September 25, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,391,121,  upon the partial exercise of the over-allotment on October 2, 2020, in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Advisory Fee

Connaught (UK) Limited (“Connaught”), acted as the Company’s independent financial advisor in connection with the Initial Public Offering, for which it will receive customary fees. The Company has agreed to pay Connaught a fee in an amount equal to 10% of the underwriting commission payable to the underwriters. The fee to Connaught was paid in part at the closing of Initial Public Offering and will be paid in part at the closing of a Business Combination, in the same proportion as the non-deferred and deferred underwriting commission payable to the underwriters. The underwriters have agreed to reimburse the Company for the fee to Connaught as it becomes payable out of the underwriting commission.

Upon the successful completion of a Business Combination or the Company’s liquidation, the Company will also pay each of its independent directors $3,125 per month in the aggregate for his or her service to the Company. The fees will be deferred and become payable only upon the Company’s consummation of a Business Combination or the Company’s liquidation. The independent directors have waived their rights against the Trust Account with respect to such payment.